TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Financing Receivables

	2018	2017
Billed services	6,783,022	7,478,145
Unbilled services	984,062	634,241
Mobile handsets and accessories sold	619,821	597,267
Provision for bad debt	(1,870,350)	(1,342,211)

Total	6,516,555	7,367,442

List of Past Due Financing Receivables

The aging list of trade receivables is as follows:

	2018	2017
Current	6,250,613	6,096,205
Past-due up to 60 days	672,673	919,421
Past-due from 61 to 90 days	131,798	144,818
Past-due from 91 to 120 days	132,562	130,633
Past-due from 121 to 150 days	104,628	128,175
Over 150 days past-due	1,094,631	1,290,401

Total	8,386,905	8,709,653

Schedule of Aging Accounts Receivable

The movements in the allowance for doubtful accounts were as follows:

Balance in 2016	(1,084,895)

Provision for bad debt	(777,106)
Trade receivables written off as uncollectible	519,790

Balance in 2017	(1,342,211)

Provision for bad debt	(1,216,658)
Trade receivables written off as uncollectible	688,519

Balance in 2018	(1,870,350)